SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
The following table summarizes supplemental cash flow information and non-cash activities:

	2018	2017	2016
Net income taxes paid	$1,105	$6,100	$4,181
Interest paid	118	105	127
Non-cash property and equipment additions	231	—	200
Non-cash additions funded by obligation under capital leases	246	143	544
Non-cash additions related to asset retirement obligations	—	75	520

As at December 31, 2018, restricted cash of $221 is held in escrow related to certain vendor obligations.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows:

	2018	2017	2016
Cash and cash equivalents	$89,076	$65,003	$102,772
Restricted cash	221	221	—
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$89,297	$65,224	$102,772